SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash
Total cash balances held at financial institutions	¥ 279,742,341	¥ 568,739,787
Minimum
Cash
Original maturities of term deposit	3 months
Maximum
Cash
Original maturities of term deposit	1 year
PRC
Cash
Total cash balances held at financial institutions	¥ 268,438,586	301,112,759
PRC | Denominated in RMB
Cash
Total cash balances held at financial institutions	90,078,714	145,529,365
PRC | Denominated in USD
Cash
Total cash balances held at financial institutions	178,359,872	155,583,394
United States
Cash
Total cash balances held at financial institutions	3,523,116	4,038,742
United States | Denominated in USD
Cash
Total cash balances held at financial institutions	3,523,116	4,038,742
Hong Kong SAR
Cash
Total cash balances held at financial institutions	6,015,191	263,588,286
Hong Kong SAR | Denominated in USD
Cash
Total cash balances held at financial institutions	6,015,191	¥ 263,588,286
Indonesia
Cash
Total cash balances held at financial institutions	1,765,448
Indonesia | Denominated in USD
Cash
Total cash balances held at financial institutions	¥ 1,765,448